Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

Note 13 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

Under the Equity Plan, the Company's compensation committee is authorized to approve grants of equity-based awards to the Manager. Concurrently with the closing of the IPO, the Company granted to the Manager 167,400 restricted shares of common stock, which was equal to 3.0% of the number of shares of common stock sold through the IPO. This award of restricted shares vests ratably on a quarterly basis over a three -year period beginning on October 1, 2011. The Manager is entitled to receive "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the common stockholders, commencing on the first anniversary of the date of grant. The Manager will defer any distributions payable to it in connection with the restricted stock that it is granted under the Equity Plan until such time as the Company is covering the payment of distributions to the stockholders based on the criteria in the agreement, for the six immediately preceding months. In June 2012, the Company granted to the Manager an additional 93,683 restricted shares of common stock. In June 2012, the Manager distributed these 93,683 restricted shares of common stock to key personnel of an affiliate of the Manager. These restricted shares will vest annually over three years beginning in January 2013. In addition to these restricted stock grants, the Company may from time to time grant additional equity incentive awards to the Manager pursuant to the Equity Plan. The Manager may, in the future, allocate a portion of these awards or ownership or profits interests in it to officers or any other personnel of the Manager or other personnel of the Manager or its affiliates in order to provide incentive compensation to them. For the three and nine months ended September 30, 2012, compensation expense for restricted shares was $0.4 million and $0.7 million, respectively.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding the initial grant to the Manager. All such awards of shares will vest ratably on an annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

Concurrently with the closing of the IPO, the Company granted 3,000 restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director, pursuant to the Director Stock Plan. Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum, subject to the director's continued service on the Board of Directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At September 30, 2012, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan. As of September 30, 2012 and 2011, there were 16,200 and 9,000 unvested restricted shares (the "Directors' shares"), respectively, issued to independent directors under the Director Stock Plan. For the three and nine months ended September 30, 2012 and 2011, respectively, compensation expense for the vesting of Directors' shares was immaterial.

The following table details the restricted shares activity within the Equity Plan and Director Stock Plan during the nine months ended September 30, 2012:

	Equity Plan		Director Stock Plan
	Number of Common Shares	Weighted-Average Issue Price	Number of Common Shares	Weighted-Average Issue Price
Unvested, December 31, 2011	167,400	$12.50	9,000	$12.50
Granted	93,683	10.65	9,000	10.65
Vested	(59,556)	12.41	(1,800)	12.50
Unvested, September 30, 2012	201,527	$12.50	16,200	$11.47

Note 11 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

Under the Equity Plan, the Company's compensation committee is authorized to approve grants of equity-based awards to the Manager. Concurrently with the closing of the IPO, the Company granted to the Manager 167,400 restricted shares, which is equal to 3.0% of the number of shares of common stock sold through the IPO. This award of restricted shares will vest ratably on a quarterly basis over a three-year period beginning on October 1, 2011. The Manager is entitled to receive "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders, commencing on the first anniversary of the date of grant. The Manager will defer any distributions payable to it in connection with the restricted stock that it is granted under the Equity Plan until such time as the Company is covering the payment of distributions to the stockholders based on the criteria in the agreement, for the six immediately preceding months. In addition to the restricted stock that was granted to the Manager concurrently with the completion of the IPO, the Company may from time to time grant additional equity incentive awards to the Manager pursuant to the Equity Plan. The Manager may, in the future, allocate a portion of these awards or ownership or profits interests in it to officers or any other personnel of the Manager or other personnel of the Manager or its affiliates in order to provide incentive compensation to them. For the year ended December 31, 2011, compensation expense for restricted shares was $0.2 million.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) at any time under the Equity Plan for equity incentive awards other than the initial grant to the Manager. All such awards of shares will vest ratably on an annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

Concurrently with the closing of the IPO, the Company granted 3,000 restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director, pursuant to the Director Stock Plan (the "Director Stock Plan"). Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20% per annum, subject to the director's continued service on the Board of Directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At December 31, 2011, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan. As of December 31, 2011, there were 9,000 restricted shares issued to independent directors under the Director Stock Plan at a fair value of $12.50 per share. For the year ended December 31, 2011, compensation expense for the vesting of directors' shares was immaterial.